Restricted Net Asset Parent Only Financial Information (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	187,490,478	187,490,478
Common Stock, Shares, Outstanding	181,763,770	181,763,770
Treasury Stock, Shares	5,726,708	5,726,708
Yingli Green Energy Parent Company [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	187,490,478	187,490,478
Common Stock, Shares, Outstanding	181,763,770	181,763,770
Treasury Stock, Shares	5,726,708	5,726,708
Percentage Of Net After Tax Income To Be Set Aside Prior To Dividend	10.00%